SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Summary Of Significant Accounting Policies
Declaration of conformity

2.a)	Declaration of conformity

The consolidated financial statements have been prepared and are being presented in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standard Board (IASB) and highlight all the relevant information at the financial statements, and only this information, which correspond to those used by the Company's management in its activities.

Basis of presentation

2.b)	Basis of presentation

The financial statements were prepared based on the historical cost and were adjusted to reflect: (i) the fair value measurement of certain financial assets and liabilities (including derivative instruments), as well as pension plan assets; and (ii) impairment losses.

When IFRS allows an option between cost or another measurement criterion, the cost of acquisition criterion was used.

The preparation of these financial statements requires Management to use certain accounting estimates, judgments and assumptions that affect the application of Accounting Polices and the amounts reported on the balance sheet date of assets, liabilities, income, and expenses may differ from actual future results. The assumptions used are based on history and other factors considered relevant and are reviewed by the Company’s management.

The accounting policies and critical estimates, when applicable and relevant, are included in the respective explanatory notes and are consistent with the previous year presented, as shown below:

•	Note 6 - Allowance for expected losses (impairment) of trade receivables;
•	Note 10 - Recoverability test of investment in Transnordestina Logística S.A. (“TLSA”);
•	Note 12 - Goodwill impairment test;
•	Note 14 - Derivative financial instruments and hedge accounting;
•	Note 18 - Recoverability test of deferred income tax and social contribution;
•	Note 20 – Provisions for tax, social security, labor and civil risks;
•	Note 21 - Provisions for environmental liabilities and asset retirement obligations;
•	Note 30 - Employee benefits.

The consolidated financial statements were approved by Board of Directors on April 29, 2024.

Functional currency and presentation currency

2.c)	Functional currency and presentation currency

The accounting records included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the principal of the economic environment in which each subsidiary operates (“the functional currency”). The consolidated financial statements are presented in R$ (reais), which is the Company’s functional currency and the Group’s presentation currency.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing on the transaction or valuation dates, in which the items are remeasured. The balances of the asset and liability accounts are converted using the exchange rate prevailing at the balance sheet date. As of December 31, 2023, US$1 was equivalent to R$4.8413 (R$5.2177 as of December 31, 2022) and €1 was equivalent to R$5.3516 (R$5.5694 as of December 31, 2022), according to the rates obtained from the Central Bank of Brazil website.

Accounting policies

2.d)	Accounting policies

The significant accounting policies applied in the preparation of these financial statements have been included in the respective notes and are consistent for all years presented.

Adoption of new and revised International Financial Reporting Standards (IFRS)

2.e)	Adoption of new and revised International Financial Reporting Standards (IFRS)

Recently, new accounting standards and interpretations were issued, which will only come into effect from January 1, 2024. The Company has not early adopted any of these standards in the current year and does not expect that they will have a material impact on the financial statements of subsequent fiscal years.

The main changes are:

• Amendment to IAS 7 – Statement of cash flows and IFRS 7 – Financial instruments: new requirements for disclosing risk-drawn and forfaiting operations, allowing users to have more information to assess the impacts of these operations.

• Amendment to IFRS 16 – Leases: guidance on how to account for sale and leaseback transactions on the date of transaction itself.

• Amendment IAS 1 – Presentation of financial statements: the amendment aims to improve the information disclosed by companies on long-term debt with covenants.

• Amendment IAS 21 – The effects of changes in exchange rates: the amendment aims to improve the quality of information presented in the financial statements when there is a situation in which a currency cannot be easily exchanged on the other, establishing a requirement that companies adopt a uniform approach when evaluating the possibility conversion.

• Amendment IAS 12 – Income tax: Clarifies aspects related to the recognition and disclosure of taxes deferred assets and liabilities related to Pillar Two rules published by the Organization for Cooperation and Economic Development (OECD).

• IAS 10 and IAS 28 - Investments in associates and enterprises in set: Alignment of the wording of the aforementioned standards.

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• IFRS S1 – General requirements for disclosing financial information related to sustainability: proposes that companies disclose financial information, risks and opportunities in the short and long term regarding sustainability, that are useful to the general purpose user in making decisions about providing resources to the entity.

• IFRS S2 – Climate-related disclosure requirements: establishes the requirements for the disclosure of information related to climate, and applies to aspects to which the entity is exposed, which may be physical risks, transition and opportunities available to the organization.